Restricted Net Assets	12 Months Ended
Dec. 31, 2016
Restricted Net Assets [Abstract]
Restricted Net Assets

24.  Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, the VIEs and the subsidiaries of the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, the VIEs and the subsidiaries of the VIEs incorporated in the PRC are required to annually appropriate 10% of their net after-tax income to the general reserve fund or the statutory surplus fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, and in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements, the Company’s subsidiaries, the VIEs and the subsidiaries of the VIEs incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which the restricted portion amounted to approximately RMB549.9 million and RMB551.8 million (US$79.5 million) as of December 31, 2015 and 2016, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to the Company’s shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, the VIEs and the subsidiaries of the VIEs to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of the Company’s subsidiaries, the VIEs and the subsidiaries of the VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose its condensed financial information for the year ended December 31, 2016. For the purposes of presenting the Company’s separate financial information, the Company records its investments in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments using equity accounting” and “Share of profit of investments using equity accounting, including impairments and disposal gain” in the condensed statements of comprehensive income. See Note 26 for the Company’s information.